OTHER PAYABLES - Related Party (Details)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Jun. 30, 2021 CNY (¥)
Other Payables [Line Items]
Total	¥ 2,299,233	$ 361,435	¥ 9,862,762
Related Party
Other Payables [Line Items]
Expenses paid by the major shareholders	2,758,664	433,655	1,594,543
Due to family members of the owners of BHD and FGS	550,159	86,484	545,159
Due to management staff for costs incurred on behalf of the Company	260,965	41,023	260,965
Total	¥ 3,569,788	$ 561,162	¥ 2,400,667